Business and asset acquisitions - Additional information (Details) - Sonora Agropecuaria, S.A. de C.V. - MXN ($) $ in Thousands			12 Months Ended
	Jun. 26, 2020	Jan. 26, 2020	Dec. 31, 2020
Disclosure Of Business And Asset Acquisitions [Line Items]
Percentage of voting equity interests acquired	54.80%
Consideration paid	$ 215,000	$ 215,000
Revenue of combined entity as if combination occurred at beginning of period			$ 70,337,002
Profit (loss) of combined entity as if combination occurred at beginning of period			3,991,092
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 1,704